Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

A.	Israeli Innovation Authority (the “IIA”):

The Company undertook to pay royalties to the IIA in respect of grants it received from the IIA for the years 2006 through 2014 for participation in research and development costs. According to the terms of the grants, the IIA was entitled to receive royalties at the rate of 3% of the revenue, up to the amount of the grants received, including accumulated interest.

The liability to the IIA shown in Note 7 is calculated based on the Company’s revenue from products developed with grants from the IIA.

As of December 31, 2025, based on 2025 second half revenue, the Company recorded a liability for royalties which amounted to $64.

As of December 31, 2025, the Company has no open application for grants to the IIA.

Total grants received by the Company from the IIA, including accumulated interest, amounted to approximately $2,712. As of December 31, 2025, the obligation to pay royalties on future revenues net of royalties paid is $1,933. The grants were previously linked to the exchange rate of the dollar, and bore the London Interbank Offered Rate until December 31, 2023. From January 1, 2024, these IIA grants are linked to the 12-month Secured Overnight Financing Rate or at an alternative rate published by the Bank of Israel plus 0.71513%.

B.	Liens:

The Company pledged a deposit in the amount of NIS 114 (approximately $36) to secure a bank guarantee issued in connection with a lease agreement. In addition, the Company pledged a deposit in the amount of $15 to secure a bank guarantee issued in connection with a credit card issued. The deposits are presented in the consolidated balance sheets as a non-current asset under “Long-term restricted deposits”.

C.	Class Action:

On July 5, 2021, the Company was informed that a motion (the “motion”) to certify a claim as a class action was filed against it and the members of the Company’s board of directors (the “Board”), the controlling shareholder and the investors who took part in the private placement that was approved by the general meeting on March 7, 2021 (the “investors”). The motion to certify was filed with the Tel Aviv District court by a shareholder of the Company (the “Plaintiff”).

In the motion, the plaintiff claims, inter alia, that the Company made a private placement of securities to the controlling shareholder and the investors at a significant discount on the share price at that time, which did not reflect the material information that was allegedly in the Company’s possession and which was also brought to the attention of the investors. The motion also alleged defects in the manner of approving the private placement at the meeting of the Company’s shareholders.

The Plaintiff estimated the amount of his individual claim at a sum of approximately NIS 30,000 thousand (USD 9,404), the amount of the class action, insofar as it will be qualified as such, at a sum of approximately NIS 163,459 thousand (USD 51,241) for the class damages that the Plaintiff claims had their shares diluted unlawfully, and at a sum of approximately NIS 234,349 thousand (USD 73,464), for damage that was supposedly caused to the shareholders due to a sale at less than the allegedly full market price.

On October 19, 2025, the Plaintiff filed his closing summations. On December 28, 2025, the Company submitted its reply to the closing summations, and on January 28, 2026, the Plaintiff filed his response to the Company’s Summations.

Based on the current stage of the proceedings and after reviewing the parties’ arguments and the evidence submitted to the court, the Company and its legal counsel believe that the motion is without merit and that the factual allegations and the underlying data are incorrect and/or inaccurate. The Company believes that a loss is not probable and given the stage of this matter, the Company is currently unable to predict the likely outcome or estimate the potential financial impact, if any, of this matter